UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (98.5%)(a)
			Shares	Value

Australia (4.8%)

Abacus Property Group(R)			1,893,764	$3,956,237

Atlas Iron, Ltd.			2,167,759	6,788,314

Beach Petroleum, Ltd.			2,485,978	3,736,216

Charter Hall Office REIT(R)			1,161,651	4,141,584

Flight Centre, Ltd.(S)			287,286	5,728,665

Incitec Pivot, Ltd.			1,213,759	4,184,001

Medusa Mining, Ltd.			325,310	1,946,047

Mount Gibson Iron Ltd.			2,156,683	2,906,406

Nufarm, Ltd.(NON)			698,428	3,532,048

Pacific Brands, Ltd.			140,714	78,278

Sigma Pharmaceuticals, Ltd.			2,709,723	1,851,913

Wotif.com Holdings, Ltd.(S)			1,693,477	5,955,155

				44,804,864
Austria (0.7%)

Bank Austria Creditanstalt AG(F)			471	—

CA Immobilien Anlagen AG(NON)(S)			175,442	1,922,426

EVN AG			129,468	1,826,490

Wienerberger AG			239,275	2,535,097

				6,284,013
Belgium (0.1%)

Gimv NV			18,785	916,929

				916,929
Canada (9.6%)

AuRico Gold, Inc.(NON)			187,600	1,880,047

Aurizon Mines, Ltd.(NON)			166,400	1,024,703

Calfrac Well Services, Ltd.			123,200	3,341,549

Canaccord Financial, Inc.(S)			503,343	4,777,761

Centerra Gold, Inc.			115,900	2,586,668

Domtar Corp.			29,900	2,348,047

Enerplus Corp. (Unit)(S)			108,953	2,847,222

Ensign Energy Services, Inc.			268,224	4,274,015

Harry Winston Diamond Corp.(NON)			306,182	3,425,708

HudBay Minerals, Inc.			307,208	3,117,869

Industrial Alliance Insurance and Financial Services, Inc.			90,000	2,331,634

Inmet Mining Corp.			85,591	5,018,127

InnVest Real Estate Investment Trust(R)			713,600	3,015,901

Lululemon Athletica, Inc.(NON)			120,699	6,006,545

Lundin Mining Corp.(NON)			1,332,048	5,224,742

Methanex Corp.			126,961	3,112,399

Neo Material Technologies, Inc.(NON)			343,000	2,784,899

Open Text Corp.(NON)			120,874	6,892,354

Pason Systems, Inc.			159,861	1,935,952

Peyto Energy Trust units			296,407	7,120,976

Precision Drilling Trust (Units)(NON)			411,300	4,755,076

Quadra Mining, Ltd.(NON)			396,996	4,301,633

Sherritt International Corp.			497,500	2,712,395

TMX Group, Inc.			52,500	2,287,287

Trican Well Service, Ltd.			228,095	3,894,032

				91,017,541
China (1.0%)

AAC Acoustic Technologies Holdings, Inc.			2,184,000	5,260,088

Hopson Development Holdings, Ltd.(S)			4,026,000	2,410,578

SRE Group, Ltd.			38,402,000	1,829,882

				9,500,548
Denmark (1.2%)

DSV A/S			146,822	2,860,186

East Asiatic Co., Ltd. A/S			65,976	1,383,235

H. Lundbeck A/S			206,456	3,997,772

Sydbank A/S			200,653	3,581,771

				11,822,964
Finland (1.2%)

Cramo OYJ			205,597	2,418,503

Poyry Group OYJ(S)			198,777	1,897,489

Ramirent OYJ			300,026	2,353,269

Tieto OYJ			174,900	2,700,897

YIT OYJ(S)			128,508	2,062,411

				11,432,569
France (5.6%)

Arkema			69,346	5,052,416

Cap Gemini SA			143,538	5,435,513

Dassault Systemes SA			60,069	4,921,026

Havas Advertising SA			964,305	3,999,755

Ingenico(S)			118,723	4,659,842

Jacquet Metal Service(NON)			90,517	1,019,716

M6-Metropole Television(S)			191,833	2,857,202

Nexans SA			59,329	3,487,500

Publicis Group SA			114,899	5,486,645

Rexel SA(S)			249,227	4,252,962

SEB SA			49,957	4,023,386

Teleperformance			164,548	3,234,544

Valeo SA			119,469	5,269,104

				53,699,611
Germany (6.8%)

Carl Zeiss Meditec AG			122,190	2,415,666

Celesio AG			129,783	2,067,470

Draegerwerk AG & Co., KGaA (Preference)			55,962	5,112,234

ElringKlinger AG			106,186	2,526,238

Gerry Weber International AG			139,549	4,319,933

Gildemeister AG(NON)			284,320	3,852,217

Hamburger Hafen und Logistik AG			94,391	2,868,420

HeidelbergCement AG			90,997	3,820,010

Heidelberger Druckmaschinen AG(NON)(S)			432,135	855,024

Hugo Boss			17,352	1,451,220

Hugo Boss AG (Preference)			52,013	4,704,072

Krones AG(S)			29,921	1,549,219

Lanxess AG			87,939	4,914,945

Leoni AG			132,449	4,913,072

MTU Aero Engines Holding AG			64,985	4,155,313

Pfleiderer AG			301,506	913,925

Puma AG Rudolf Dassler Sport			9,825	3,092,887

Software AG			153,229	6,563,417

Stada Arzneimittel			83,539	2,322,933

Vossloh AG(S)			24,284	2,485,705

				64,903,920
Greece (0.4%)

Mytilineos Holdings SA			693,922	2,952,379

Public Power Corp. SA			129,079	728,263

				3,680,642
Hong Kong (1.0%)

Dah Sing Financial Group			751,600	2,182,417

VTech Holdings, Ltd.			321,000	3,197,366

Wing Hang Bank, Ltd.			502,000	4,155,654

				9,535,437
Hungary (0.5%)

Richter Gedeon Nyrt			28,974	4,359,638

				4,359,638
Ireland (1.3%)

Charter International PLC(S)			312,680	4,584,088

Kingspan Group PLC			542,512	4,865,505

United Drug PLC			1,198,537	3,109,640

				12,559,233
Italy (2.2%)

Ansaldo STS SpA			373,375	3,707,898

Danieli & Co. SpA(S)			169,638	3,809,236

De'Longhi SpA			440,018	4,641,450

Iride SpA			1,879,597	1,802,912

Piaggio & C. SpA(S)			962,382	2,838,311

Recordati SpA			518,218	3,981,162

				20,780,969
Japan (20.9%)

Advance Residence Investment Corp.(R)			2,493	4,705,920

Aeon Delight Co., Ltd.			160,600	3,445,831

Aica Kogyo Co., Ltd.			184,100	2,514,393

Amano Corp.			250,700	2,250,317

Brother Industries, Ltd.			241,300	3,270,408

Capcom Co., Ltd.			171,400	4,381,219

Central Glass Co., Ltd.			955,000	4,659,063

Chiyoda Integre Co., Ltd.			252,500	3,275,077

Daifuku Co., Ltd.			791,000	4,194,190

Dainippon Sumitomo Pharma Co., Ltd.			335,200	3,459,158

DeNA Co., Ltd.			129,400	4,016,272

Disco Corp.(S)			60,900	3,271,648

FCC Co., Ltd.			167,500	3,576,296

Fujikura, Ltd.			648,000	2,001,758

Hitachi Chemical Co., Ltd.			244,300	4,729,238

Hitachi High-Technologies Corp.			184,200	4,078,550

Horiba, Ltd.			90,800	2,858,672

Ibiden Co., Ltd.			123,000	2,913,621

Itochu Techno-Solutions Corp.			42,700	1,854,665

Japan Aviation Electronics Industry, Ltd.			654,000	4,770,249

Japan Petroleum Exploration Co.			44,500	1,817,963

Japan Real Estate Investment Corp.(R)			577	4,804,606

JSR Corp.			248,900	4,842,844

Kansai Urban Banking Corp.			1,715,000	2,950,620

Keihin Corp.			234,200	3,686,514

Kenedix, Inc.(NON)			8,147	1,235,129

Kobayashi Pharmaceutical Co., Ltd.			32,200	1,614,232

Kose Corp.			122,200	2,886,907

Kuroda Electric Co., Ltd.			215,700	2,322,815

Mandom Corp.			89,600	2,287,398

Meitec Corp.			150,100	2,894,095

Melco Holdings, Inc.			78,700	2,127,230

Mitsubishi Tanabe Pharma			250,700	3,912,066

Miura Co., Ltd.			36,400	1,063,757

Moshi Moshi Hotline, Inc.(S)			466,500	4,289,665

Musashino Bank, Ltd. (The)			75,300	2,544,610

Nihon Kohden Corp.			178,000	4,138,466

Nihon Parkerizing Co., Ltd.			290,000	3,689,982

Nippon Express Co., Ltd.			729,000	2,771,052

Nippon Konpo Unyu Soko Co.			257,000	2,457,752

Nissha Printing Co., Ltd.(S)			77,900	998,471

Nissin Kogyo Co., Ltd.			278,300	3,765,012

Nitto Denko Corp.			117,000	4,847,649

NOK Corp.			294,300	5,161,284

NTT Urban Development Corp.			2,722	1,869,066

Ono Pharmaceutical Co., Ltd.			67,300	3,493,972

Sanwa Holdings Corp.			719,000	2,221,978

Seikagaku Corp.			189,300	2,091,479

Shin-Etsu Polymer Co., Ltd.			564,600	2,559,119

Sohgo Security Services Co., Ltd.			284,300	3,021,080

Stanley Eelctric Co., Ltd.			171,300	2,522,303

Suruga Bank, Ltd. (The)			440,000	4,050,794

Suzuken Co., Ltd.			81,300	2,105,405

Taikisha, Ltd.			194,200	4,525,181

Tamron Co., Ltd.			185,400	4,976,515

Tokai Rika Co., Ltd.			181,200	2,800,779

Tokai Tokyo Financial Holdings, Inc.			661,000	1,850,619

Toppan Forms Co., Ltd.			210,300	1,554,070

Toshiba Machine Co., Ltd.			757,000	4,174,974

Toyoda Gosei Co., Ltd.			211,000	3,675,208

Union Tool Co.			207,700	3,875,748

Ushio, Inc.			92,500	1,399,675

Yamaha Motor Co., Ltd.(NON)			176,100	2,461,981

				198,566,610
Mexico (0.6%)

CEMEX SAB de CV (Units)(NON)			4,201,253	1,948,261

Grupo Financiero Banorte SAB de CV			1,237,900	4,178,653

				6,126,914
Netherlands (2.9%)

Aalberts Industries NV			226,891	3,699,299

Arcadis NV(S)			237,680	4,259,146

Hunter Douglas NV			111,069	4,203,812

Imtech NV(S)			114,772	2,949,748

Koninklijke BAM Groep NV			601,351	2,088,974

Mediq NV			200,806	3,102,207

Nieuwe Steen Investments NV(R)			113,848	1,509,990

Randstad Holding NV			89,837	2,806,334

USG People NV			348,281	2,586,363

				27,205,873
Norway (3.1%)

DNO International ASA(NON)(S)			3,972,259	5,740,906

Petroleum Geo-Services ASA(NON)			343,746	3,575,359

Schibsted ASA			248,182	6,124,579

Ship Finance International, Ltd.(S)			234,571	2,348,056

Sparebank 1 SR Bank(S)			615,119	4,425,323

TGS-NOPEC Geophysical Co. ASA			249,399	5,553,810

Veidekke ASA			341,400	2,101,195

				29,869,228
Poland (0.3%)

Warsaw Stock Exchange			280,074	3,256,917

				3,256,917
Portugal (0.1%)

Banco BPI SA(NON)(S)			1,119,799	717,897

				717,897
Russia (0.2%)

Oriflame Cosmetics SA SDR(S)			65,389	2,001,106

				2,001,106
Singapore (0.7%)

Great Eastern Holdings, Ltd.			219,000	2,219,189

Neptune Orient Lines, Ltd.(S)			2,471,000	2,077,625

Straits Asia Resources, Ltd.			1,579,000	2,423,806

				6,720,620
South Africa (0.3%)

African Rainbow Minerals, Ltd.			118,339	2,629,194

				2,629,194
South Korea (4.5%)

BS Financial Group, Inc.(NON)			267,940	2,789,888

Daelim Industrial Co., Ltd.			45,612	4,031,035

Daum Communications Corp.			36,937	4,851,761

DGB Financial Group, Inc.(NON)			340,110	4,063,628

Dong-A Pharmaceutical Co., Ltd.			26,978	2,283,383

GS Home Shopping, Inc.			36,979	3,542,605

Halla Climate Control			216,670	4,358,519

KP Chemical Corp.			104,880	1,614,089

LG Fashion Corp.			129,860	5,439,210

NHN Corp.(NON)			27,349	6,057,038

Seah Besteel Corp.			80,814	4,186,116

				43,217,272
Spain (0.9%)

Fomento de Construcciones y Contratas SA(S)			100,490	2,603,688

Gestevision Telecinco SA(S)			511,999	3,030,704

Prosegur Cia de Securidad SA			61,771	2,686,817

				8,321,209
Sweden (2.2%)

AF AB Class B			168,120	2,776,911

Boliden AB			393,324	5,694,084

Intrum Justita AB			299,874	4,818,266

Meda AB Class A			426,800	4,161,455

Modern Times Group AB Class B			65,378	3,171,801

				20,622,517
Switzerland (6.3%)

Actelion NV(NON)			138,759	4,856,167

Adecco SA(NON)(S)			85,712	3,725,673

Baloise Holding AG Class R			48,296	3,426,907

Banque Cantonale Vaudoise (BCV)			12,501	6,154,484

Bucher Industries AG			27,071	4,584,141

Burckhardt Compression Holding AG			11,503	2,807,123

Dufry AG(NON)			33,987	3,401,800

Ferrexpo PLC			1,188,708	5,648,078

Forbo Holding AG(NON)			6,911	3,032,960

Georg Fischer AG(NON)			11,574	4,266,971

Helvetia Patria Holding			6,884	2,089,197

Nobel Biocare Holding AG(NON)			200,172	2,543,320

Partners Group Holding AG			52,871	9,774,841

Sika AG			1,999	3,747,727

				60,059,389
Taiwan (1.6%)

Kinsus Interconnect Technology Corp.			1,259,000	3,885,316

Largan Precision Co., Ltd.			212,000	3,492,381

Radiant Opto-Electronics Corp.			1,373,130	4,168,234

TSRC Corp.			1,672,000	4,030,098

				15,576,029
Thailand (0.3%)

Thoresen Thai Agencies PCL			5,284,900	3,102,781

				3,102,781
United Kingdom (16.5%)

Aegis Group PLC			1,997,390	4,285,240

Amdocs, Ltd.(NON)			160,892	4,543,590

Amlin PLC			629,060	3,325,911

Ashmore Group PLC			878,091	4,668,998

Ashtead Group PLC			2,048,356	5,959,705

Aveva Group PLC			223,229	5,555,100

Barratt Developments PLC(NON)			2,059,297	3,219,569

Burberry Group PLC			337,671	6,773,275

Close Brothers Group PLC			295,213	3,077,834

Debenhams PLC			3,436,433	3,451,647

Dragon Oil PLC			739,178	5,815,113

Hargreaves Lansdown, PLC			785,882	5,833,233

Hays PLC			2,141,482	2,478,235

Hiscox, Ltd.			741,670	4,651,405

IMI PLC			222,446	2,796,996

Inchcape PLC			611,468	3,144,561

Interserve PLC			841,641	4,317,268

JKX Oil & Gas PLC			960,960	2,354,834

Kazakhmys PLC			234,375	3,430,710

Keller Group PLC			228,479	924,453

Kier Group PLC			138,158	3,081,994

Man Group PLC			507,844	1,140,383

Meggitt Holdings PLC			787,785	4,734,807

Michael Page International PLC			711,261	4,309,498

Mitie Group			750,003	3,049,704

Morgan Sindall PLC			227,277	2,034,605

National Express Group PLC			988,382	3,270,013

Next PLC			131,350	5,552,886

Persimmon PLC			427,929	3,322,545

Rathbone Brothers			261,612	4,614,767

Savills PLC			876,562	4,412,275

Schroders PLC			225,132	4,768,934

Segro PLC(R)			622,487	2,211,212

SIG PLC			1,915,429	2,524,976

Spectris PLC			254,704	5,018,722

Speedy Hire PLC			5,693,221	1,952,773

Subsea 7 SA(NON)			192,353	3,802,324

Tate & Lyle PLC			317,040	3,349,699

Taylor Wimpey PLC(NON)			6,398,238	3,926,986

Travis Perkins PLC			248,805	3,260,514

UBM PLC			445,431	3,519,475

Vedanta Resources PLC			144,421	2,427,619

				156,894,388
United States (0.7%)

Aspen Insurance Holdings, Ltd.(S)			179,714	4,766,015

Axis Capital Holdings, Ltd.			62,562	1,997,605

				6,763,620

Total common stocks (cost $905,580,843)				$936,950,442

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Nieuwe Steen Investments NV (Netherlands)(F)	4/1/13	$0.01	126,921	$171

Total warrants (cost $—)				$171

SHORT-TERM INVESTMENTS (7.8%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)			65,561,335	$65,561,335

Putnam Money Market Liquidity Fund 0.10%(e)			5,409,577	5,409,577

U.S. Treasury Bills with an effective yield of 0.088%, May 3, 2012(SEGSF)			$361,000	360,863

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.087%, July 26, 2012(SEGSF)			2,401,000	2,399,855

U.S. Treasury Bills with effective yields ranging from 0.047% to 0.064%, February 9, 2012(SEGSF)			718,000	717,927

Total short-term investments (cost $74,449,557)				$74,449,557

TOTAL INVESTMENTS

Total investments (cost $980,030,400)(b)				$1,011,400,170

FORWARD CURRENCY CONTRACTS at 11/30/11 (aggregate face value $328,611,927) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	12/21/11	$2,129,569	$2,139,907	$(10,338)
	British Pound	Buy	12/21/11	1,481,571	1,504,463	(22,892)
	Canadian Dollar	Buy	12/21/11	1,178,466	1,262,092	(83,626)
	Euro	Buy	12/21/11	10,014,769	10,171,313	(156,544)
	Norwegian Krone	Sell	12/21/11	7,358,592	7,562,506	203,914
	Swedish Krona	Buy	12/21/11	1,301,747	1,340,145	(38,398)
Barclays Bank PLC
	British Pound	Buy	12/21/11	2,876,342	2,920,675	(44,333)
	Canadian Dollar	Buy	12/21/11	3,418,670	3,433,778	(15,108)
	Euro	Buy	12/21/11	6,878,988	7,002,365	(123,377)
	Hong Kong Dollar	Buy	12/21/11	6,827,980	6,819,775	8,205
	Japanese Yen	Sell	12/21/11	2,531,553	2,516,418	(15,135)
	Norwegian Krone	Buy	12/21/11	298,507	306,833	(8,326)
	Swedish Krona	Buy	12/21/11	767,481	790,026	(22,545)
Citibank, N.A.
	Australian Dollar	Buy	12/21/11	4,147,217	4,166,431	(19,214)
	British Pound	Buy	12/21/11	266,209	155,282	110,927
	Danish Krone	Sell	12/21/11	3,868,442	3,979,367	110,925
	Euro	Buy	12/21/11	12,888,629	13,166,668	(278,039)
	Hong Kong Dollar	Sell	12/21/11	1,539,310	1,539,432	122
	Norwegian Krone	Sell	12/21/11	668,944	687,518	18,574
	Singapore Dollar	Buy	12/21/11	3,230,412	3,256,090	(25,678)
	Swedish Krona	Buy	12/21/11	1,810,973	1,864,108	(53,135)
	Swiss Franc	Buy	12/21/11	2,350,095	2,437,827	(87,732)
Credit Suisse AG
	Australian Dollar	Buy	12/21/11	3,731,379	3,745,376	(13,997)
	British Pound	Buy	12/21/11	1,272,811	1,293,012	(20,201)
	Canadian Dollar	Buy	12/21/11	6,380,714	6,400,400	(19,686)
	Euro	Buy	12/21/11	9,068,014	9,229,099	(161,085)
	Japanese Yen	Sell	12/21/11	4,873,719	4,845,203	(28,516)
	Norwegian Krone	Sell	12/21/11	7,919,694	8,139,590	219,896
	Swedish Krona	Buy	12/21/11	85,771	88,357	(2,586)
Deutsche Bank AG
	Australian Dollar	Buy	12/21/11	1,824,321	1,829,650	(5,329)
	British Pound	Sell	12/21/11	955,432	970,572	15,140
	Canadian Dollar	Buy	12/21/11	4,234,207	4,250,743	(16,536)
	Euro	Buy	12/21/11	12,809,072	13,039,092	(230,020)
	Swedish Krona	Buy	12/21/11	2,201,217	2,264,187	(62,970)
	Swiss Franc	Buy	12/21/11	2,882,858	2,986,266	(103,408)
Goldman Sachs International
	Australian Dollar	Buy	12/21/11	4,615,175	4,638,257	(23,082)
	British Pound	Sell	12/21/11	939,265	954,146	14,881
	Euro	Sell	12/21/11	8,798,031	8,956,415	158,384
	Japanese Yen	Sell	12/21/11	6,498,506	6,457,170	(41,336)
	Norwegian Krone	Buy	12/21/11	3,308,669	3,398,695	(90,026)
	Swedish Krona	Buy	12/21/11	2,007,422	2,066,604	(59,182)
HSBC Bank USA, National Association
	Australian Dollar	Buy	12/21/11	2,909,124	2,917,196	(8,072)
	British Pound	Buy	12/21/11	2,182,881	2,216,776	(33,895)
	Euro	Sell	12/21/11	13,117,758	13,351,174	233,416
	Hong Kong Dollar	Buy	12/21/11	3,726,306	3,726,410	(104)
	Norwegian Krone	Sell	12/21/11	6,354,225	6,531,003	176,778
	Swiss Franc	Buy	12/21/11	1,425,047	1,690,877	(265,830)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	12/21/11	1,818,075	1,826,599	(8,524)
	British Pound	Buy	12/21/11	4,165,320	4,299,072	(133,752)
	Canadian Dollar	Buy	12/21/11	6,985,824	7,013,002	(27,178)
	Euro	Sell	12/21/11	5,950,242	6,054,393	104,151
	Hong Kong Dollar	Sell	12/21/11	467,920	467,963	43
	Japanese Yen	Sell	12/21/11	8,157,230	8,105,135	(52,095)
	Norwegian Krone	Buy	12/21/11	479,213	492,300	(13,087)
	Singapore Dollar	Buy	12/21/11	1,923,524	1,938,768	(15,244)
	Swedish Krona	Sell	12/21/11	1,693,407	1,743,014	49,607
	Swiss Franc	Buy	12/21/11	514,683	533,174	(18,491)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	12/21/11	1,495,112	1,499,377	(4,265)
	British Pound	Buy	12/21/11	3,155,893	3,204,354	(48,461)
	Canadian Dollar	Buy	12/21/11	5,733,067	5,752,286	(19,219)
	Euro	Sell	12/21/11	14,609,317	14,868,512	259,195
	Israeli Shekel	Buy	12/21/11	2,824,441	2,896,833	(72,392)
	Japanese Yen	Buy	12/21/11	5,729,914	5,787,329	(57,415)
	Swedish Krona	Sell	12/21/11	3,694,872	3,810,281	115,409
	Swiss Franc	Buy	12/21/11	78,457	192,083	(113,626)
State Street Bank and Trust Co.
	Australian Dollar	Buy	12/21/11	1,762,677	1,770,787	(8,110)
	Canadian Dollar	Buy	12/21/11	1,768,288	1,774,565	(6,277)
	Euro	Buy	12/21/11	4,848,539	4,932,901	(84,362)
	Israeli Shekel	Buy	12/21/11	399,320	409,354	(10,034)
	Norwegian Krone	Sell	12/21/11	7,540,369	7,750,009	209,640
	Swedish Krona	Sell	12/21/11	2,681,405	2,760,750	79,345
UBS AG
	Australian Dollar	Buy	12/21/11	625,344	628,409	(3,065)
	British Pound	Sell	12/21/11	4,224,495	4,341,187	116,692
	Canadian Dollar	Buy	12/21/11	1,641,267	1,648,196	(6,929)
	Euro	Sell	12/21/11	11,216,992	11,387,798	170,806
	Israeli Shekel	Buy	12/21/11	2,824,415	2,894,120	(69,705)
	Norwegian Krone	Buy	12/21/11	3,988,973	4,165,320	(176,347)
	Swedish Krona	Sell	12/21/11	149,051	153,420	4,369
	Swiss Franc	Buy	12/21/11	10,081	10,456	(375)
Westpac Banking Corp.
	Australian Dollar	Buy	12/21/11	1,148,085	1,153,900	(5,815)
	British Pound	Buy	12/21/11	4,997,380	5,074,309	(76,929)
	Canadian Dollar	Sell	12/21/11	184,944	185,856	912
	Euro	Sell	12/21/11	7,410,219	7,543,234	133,015
	Japanese Yen	Sell	12/21/11	4,560,742	4,533,592	(27,150)

Total						$(734,782)

Key to holding's abbreviations
SDR	Swedish Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $951,308,386.
(b)	The aggregate identified cost on a tax basis is $986,976,293, resulting in gross unrealized appreciation and depreciation of $148,333,477 and $123,909,600, respectively, or net unrealized appreciation of $24,423,877.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $64,236,368. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $65,561,335 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $901 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $51,384,713 and $55,606,401, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $2,086,939 to cover certain derivatives contracts.
SDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.
Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,135,952 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,440,912.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$44,804,864	$—
Austria	—	6,284,013	—
Belgium	—	916,929	—
Canada	91,017,541	—	—
China	—	9,500,548	—
Denmark	—	11,822,964	—
Finland	—	11,432,569	—
France	—	53,699,611	—
Germany	—	64,903,920	—
Greece	—	3,680,642	—
Hong Kong	—	9,535,437	—
Hungary	—	4,359,638	—
Ireland	—	12,559,233	—
Italy	—	20,780,969	—
Japan	—	198,566,610	—
Mexico	6,126,914	—	—
Netherlands	—	27,205,873	—
Norway	2,348,056	27,521,172	—
Poland	—	3,256,917	—
Portugal	—	717,897	—
Russia	—	2,001,106	—
Singapore	—	6,720,620	—
South Africa	—	2,629,194	—
South Korea	—	43,217,272	—
Spain	—	8,321,209	—
Sweden	—	20,622,517	—
Switzerland	—	60,059,389	—
Taiwan	—	15,576,029	—
Thailand	3,102,781	—	—
United Kingdom	4,543,590	152,350,798	—
United States	6,763,620	—	—
Total common stocks	113,902,502	823,047,940	—
Warrants	—	—	171
Short-term investments	5,409,577	69,039,980	—

Totals by level	$119,312,079	$892,087,920	$171

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(734,782)	$—

Totals by level	$—	$(734,782)	$—

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,514,346	$3,249,128
Equity contracts	171	—

Total	$2,514,517	$3,249,128

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	February 29, 2012

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments:

Putnam Small Cap Value Fund

The fund's portfolio
11/30/11 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value

Aerospace and defense (0.3%)

Innovative Solutions & Support, Inc.(NON)	104,405	$416,576

		416,576
Airlines (0.4%)

SkyWest, Inc.	47,100	571,323

		571,323
Auto components (1.0%)

American Axle & Manufacturing Holdings, Inc.(NON)(S)	96,200	843,674

Exide Technologies(NON)(S)	153,070	422,473

Stoneridge, Inc.(NON)	39,199	322,216

		1,588,363
Building products (0.4%)

NCI Building Systems, Inc.(NON)	65,400	609,528

		609,528
Capital markets (1.4%)

Cowen Group, Inc. Class A(NON)(S)	278,354	684,751

Horizon Technology Finance Corp.	59,165	918,241

Waddell & Reed Financial, Inc. Class A	23,500	638,730

		2,241,722
Chemicals (2.1%)

Innophos Holdings, Inc.	28,400	1,398,700

Minerals Technologies, Inc.	15,900	922,200

RPM International, Inc.	41,000	967,600

		3,288,500
Commercial banks (7.7%)

Bancorp, Inc. (The)(NON)	132,763	1,062,104

Citizens Republic Bancorp, Inc.(NON)	88,500	958,013

F.N.B. Corp.(S)	95,505	1,018,083

Financial Institutions, Inc.(S)	78,200	1,302,030

First Citizens BancShares, Inc. Class A	6,000	1,029,960

First Financial Bancorp(S)	38,700	614,556

First of Long Island Corp. (The)	35,505	921,355

Lakeland Financial Corp.	26,500	649,780

Metro Bancorp, Inc.(NON)	100,209	848,770

Popular, Inc. (Puerto Rico)(NON)	448,100	667,669

PrivateBancorp, Inc.	94,300	905,280

SVB Financial Group(NON)(S)	18,200	856,128

Western Alliance Bancorp(NON)(S)	179,000	1,125,910

		11,959,638
Commercial services and supplies (2.5%)

ACCO Brands Corp.(NON)	66,750	629,453

Deluxe Corp.(S)	56,900	1,300,734

Ennis Inc.	48,121	714,597

McGrath Rentcorp	41,800	1,169,982

		3,814,766
Communications equipment (1.9%)

Ceragon Networks, Ltd. (Israel)(NON)(S)	74,600	596,800

Emulex Corp.(NON)	162,100	1,280,590

Oplink Communications, Inc.(NON)	62,763	1,036,217

		2,913,607
Computers and peripherals (0.8%)

Electronics for Imaging, Inc.(NON)	67,700	1,001,283

SMART Technologies, Inc. Class A (Canada)(NON)	67,884	307,515

		1,308,798
Construction and engineering (1.6%)

EMCOR Group, Inc.(S)	39,000	999,570

Orion Marine Group, Inc.(NON)	60,900	366,009

Tutor Perini Corp.(NON)	54,100	892,109

UniTek Global Services, Inc.(NON)	47,848	239,240

		2,496,928
Containers and packaging (0.4%)

Rock-Tenn Co. Class A	11,600	675,700

		675,700
Distributors (0.2%)

Core-Mark Holding Co., Inc.(NON)	9,400	362,464

		362,464
Diversified financial services (1.7%)

Gain Capital Holdings, Inc.(NON)(S)	145,187	968,397

NewStar Financial, Inc.(NON)(S)	95,400	943,506

Portfolio Recovery Associates, Inc.(NON)	10,900	756,133

		2,668,036
Diversified telecommunication services (1.9%)

Cbeyond, Inc.(NON)	90,000	666,900

Cogent Communications Group, Inc.(NON)	85,800	1,459,458

Lumos Networks Corp.(NON)	51,600	754,908

		2,881,266
Electric utilities (4.5%)

Great Plains Energy, Inc.	78,800	1,657,952

NV Energy, Inc.	100,000	1,534,000

UIL Holdings Corp.(S)	53,695	1,870,734

UniSource Energy Corp.(S)	53,200	1,962,016

		7,024,702
Electrical equipment (0.4%)

General Cable Corp.(NON)(S)	24,300	643,950

		643,950
Electronic equipment, instruments, and components (2.1%)

CTS Corp.	21,777	185,322

DDi Corp.	8,196	73,846

Electro Scientific Industries, Inc.(NON)	66,698	878,413

Multi-Fineline Electronix, Inc.(NON)	30,300	634,179

SYNNEX Corp.(NON)	27,800	815,930

TTM Technologies, Inc.(NON)(S)	55,722	613,499

		3,201,189
Energy equipment and services (1.4%)

Key Energy Services, Inc.(NON)	61,100	922,610

Pioneer Drilling Co.(NON)	53,125	583,313

Tidewater, Inc.(S)	13,900	700,560

		2,206,483
Food and staples retail (1.9%)

Ruddick Corp.	18,900	753,165

Spartan Stores, Inc.	63,136	1,138,342

Weiss Markets, Inc.(S)	24,900	994,008

		2,885,515
Food products (0.2%)

Sanderson Farms, Inc.	6,300	324,261

		324,261
Gas utilities (1.1%)

Southwest Gas Corp.(S)	40,800	1,649,544

		1,649,544
Health-care equipment and supplies (1.8%)

Cutera, Inc.(NON)	54,505	426,774

Kensey Nash Corp.(NON)	38,500	977,900

Palomar Medical Technologies, Inc.(NON)(S)	53,017	437,920

Solta Medical, Inc.(NON)(S)	198,509	450,615

Syneron Medical, Ltd. (Israel)(NON)	44,100	476,280

		2,769,489
Health-care providers and services (4.2%)

Addus HomeCare Corp.(NON)	102,413	384,049

Ensign Group, Inc. (The)	39,600	938,916

Kindred Healthcare, Inc.(NON)(S)	89,094	1,104,766

LHC Group, Inc.(NON)(S)	42,200	586,580

MedQuist Holdings, Inc.(NON)(S)	106,488	994,598

Metropolitan Health Networks, Inc.(NON)	28,217	204,291

Providence Service Corp. (The)(NON)	77,342	905,675

Triple-S Management Corp. Class B (Puerto Rico)(NON)	71,200	1,386,976

		6,505,851
Hotels, restaurants, and leisure (2.7%)

Denny's Corp.(NON)	199,600	678,640

DineEquity, Inc.(NON)(S)	18,700	880,396

Domino's Pizza, Inc.(NON)(S)	19,429	639,991

Marriott Vacations Worldwide Corp.(NON)	36,310	580,234

Morgans Hotel Group Co.(NON)	105,100	652,671

Pinnacle Entertainment, Inc.(NON)	77,500	819,175

		4,251,107
Household durables (1.8%)

La-Z-Boy, Inc.(NON)(S)	98,400	974,160

M/I Homes, Inc.(NON)(S)	56,428	510,109

Newell Rubbermaid, Inc.	53,200	813,960

Skullcandy, Inc.(NON)(S)	36,400	539,448

		2,837,677
Household products (0.7%)

Spectrum Brands Holdings, Inc.(NON)	40,900	1,146,018

		1,146,018
Insurance (6.3%)

American Equity Investment Life Holding Co.(S)	66,067	730,701

Arch Capital Group, Ltd.(NON)	42,900	1,620,333

Assured Guaranty, Ltd. (Bermuda)(S)	53,200	516,040

Employers Holdings, Inc.	51,228	889,830

Hanover Insurance Group, Inc. (The)	29,100	1,049,928

HCC Insurance Holdings, Inc.	39,500	1,061,760

Reinsurance Group of America, Inc. Class A	23,900	1,230,850

Transatlantic Holdings, Inc.	22,200	1,213,008

Validus Holdings, Ltd.	49,500	1,489,455

		9,801,905
Internet software and services (2.3%)

Earthlink, Inc.	148,400	934,920

Perficient, Inc.(NON)	97,000	834,200

Stamps.com, Inc.(S)	19,090	522,493

Web.com Group, Inc.(NON)	127,997	1,319,649

		3,611,262
IT Services (1.5%)

Alliance Data Systems Corp.(NON)(S)	8,000	819,280

BancTec, Inc. 144A(F)(NON)	160,833	377,958

Ciber, Inc.(NON)	184,700	764,658

Unisys Corp.(NON)	14,294	345,200

		2,307,096
Leisure equipment and products (1.0%)

Arctic Cat, Inc.(NON)	24,359	484,257

Brunswick Corp.(S)	55,000	1,024,100

		1,508,357
Machinery (2.8%)

Accuride Corp.(NON)	73,800	450,918

American Railcar Industries, Inc.(NON)	34,350	817,187

Cascade Corp.	15,323	666,704

Commercial Vehicle Group, Inc.(NON)	65,600	734,720

Greenbrier Companies, Inc.(NON)	52,555	1,166,721

NACCO Industries, Inc. Class A	7,300	579,255

		4,415,505
Multiline retail (0.2%)

Gordmans Stores, Inc.(NON)	29,000	372,650

		372,650
Multi-utilities (2.0%)

Avista Corp.(S)	83,100	2,077,500

CMS Energy Corp.(S)	50,700	1,060,644

		3,138,144
Oil, gas, and consumable fuels (4.0%)

Energen Corp.	23,300	1,181,776

Energy Partners, Ltd.(NON)	58,100	802,942

James River Coal Co.(NON)(S)	49,200	407,868

Magnum Hunter Resources Corp.(NON)(S)	140,400	675,324

Rex Energy Corp.(NON)(S)	35,827	578,606

Rosetta Resources, Inc.(NON)(S)	10,500	570,570

Scorpio Tankers, Inc. (Monaco)(NON)(S)	78,918	525,594

SM Energy Co.	7,600	604,124

Swift Energy Co.(NON)(S)	31,900	937,541

		6,284,345
Paper and forest products (1.2%)

Buckeye Technologies, Inc.	38,300	1,186,534

Louisiana-Pacific Corp.(NON)(S)	77,177	615,872

		1,802,406
Pharmaceuticals (1.4%)

ISTA Pharmaceuticals, Inc.(NON)	221,100	829,125

Medicines Co. (The)(NON)	66,900	1,265,079

		2,094,204
Real estate investment trusts (REITs) (6.9%)

American Assets Trust, Inc.	58,301	1,203,333

American Capital Agency Corp.	12,800	367,232

Campus Crest Communities, Inc.	68,451	689,986

Cogdell Spencer, Inc.	157,400	590,250

Entertainment Properties Trust(S)	20,700	925,290

Government Properties Income Trust	31,100	676,425

LaSalle Hotel Properties(S)	35,100	821,691

MFA Financial, Inc.	154,660	1,064,061

One Liberty Properties, Inc.	51,970	845,552

PS Business Parks, Inc.	20,700	1,090,890

Summit Hotel Properties, Inc.	132,914	1,119,136

Taubman Centers, Inc.(S)	14,600	910,018

Winthrop Realty Trust	44,589	416,461

		10,720,325
Road and rail (0.5%)

Saia, Inc.(NON)	65,500	761,765

		761,765
Semiconductors and semiconductor equipment (3.5%)

Advanced Energy Industries, Inc.(NON)	96,000	958,080

AXT, Inc.(NON)	74,450	313,435

Cirrus Logic, Inc.(NON)	59,800	974,142

Nova Measuring Instruments, Ltd. (Israel)(NON)	124,300	802,978

Pericom Semiconductor Corp.(NON)	64,589	503,148

PMC - Sierra, Inc.(NON)	131,500	735,085

RF Micro Devices, Inc.(NON)(S)	183,300	1,141,959

		5,428,827
Software (1.1%)

Actuate Corp.(NON)	164,000	1,082,400

Smith Micro Software, Inc.(NON)(S)	48,117	49,561

TeleCommunication Systems, Inc. Class A(NON)	238,600	641,834

		1,773,795
Specialty retail (5.5%)

Aaron's, Inc.	25,250	663,570

Ascena Retail Group, Inc.(NON)	22,100	608,192

Charming Shoppes, Inc.(NON)(S)	190,400	738,752

Express, Inc.	42,352	960,967

Haverty Furniture Cos., Inc.	40,700	492,063

hhgregg, Inc.(NON)	21,109	334,367

Lithia Motors, Inc. Class A(S)	48,500	1,077,185

Pep Boys - Manny, Moe & Jack (The)(S)	86,000	976,960

Pier 1 Imports, Inc.(NON)(S)	46,454	631,310

Sonic Automotive, Inc. Class A(S)	70,600	1,042,762

Stage Stores, Inc.(S)	39,000	489,060

Wet Seal, Inc. (The) Class A(NON)(S)	147,590	509,186

		8,524,374
Textiles, apparel, and luxury goods (1.6%)

Iconix Brand Group, Inc.(NON)(S)	52,200	900,972

Perry Ellis International, Inc.(NON)(S)	56,323	805,419

PVH Corp.	11,764	798,658

		2,505,049
Thrifts and mortgage finance (4.7%)

Berkshire Hills Bancorp, Inc.(S)	47,700	950,184

Brookline Bancorp, Inc.(S)	112,800	906,912

Capitol Federal Financial, Inc.	87,900	995,028

ESSA Bancorp, Inc.	70,887	787,555

MGIC Investment Corp.(NON)(S)	112,800	324,864

Provident Financial Services, Inc.	48,800	638,792

United Financial Bancorp, Inc.	61,700	1,040,879

Walker & Dunlop, Inc.(NON)	85,022	1,079,779

Washington Federal, Inc.	47,023	611,769

		7,335,762
Trading companies and distributors (1.8%)

Applied Industrial Technologies, Inc.	11,800	407,454

DXP Enterprises, Inc.(NON)	37,900	1,146,475

H&E Equipment Services, Inc.(NON)(S)	99,900	1,269,729

		2,823,658
Wireless telecommunication services (0.1%)

NTELOS Holdings Corp.	9,766	206,157

		206,157

Total common stocks (cost $150,317,213)		$148,658,587

INVESTMENT COMPANIES (1.2%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	114,578	$1,081,616

New Mountain Finance Corp.	56,200	741,840

Total investment companies (cost $1,920,379)		$1,823,456

SHORT-TERM INVESTMENTS (21.4%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.18%(d)	28,194,260	$28,194,260

Putnam Money Market Liquidity Fund 0.10%(e)	5,112,685	5,112,685

Total short-term investments (cost $33,306,945)		$33,306,945

TOTAL INVESTMENTS

Total investments (cost $185,544,537)(b)		$183,788,988

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2011 through November 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $155,608,370.
(b)	The aggregate identified cost on a tax basis is $186,845,664, resulting in gross unrealized appreciation and depreciation of $19,495,450 and $22,552,126, respectively, or net unrealized depreciation of $3,056,676.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $29,098,332. The fund received cash collateral of $28,194,260, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,559 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $41,499,847 and $38,292,788 respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported— as in the case of some securities traded over-the-counter— a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$21,950,041	$—	$—
Consumer staples	4,355,794	—	—
Energy	8,490,828	—	—
Financials	44,727,388	—	—
Health care	11,369,544	—	—
Industrials	16,553,999	—	—
Information technology	20,166,616	377,958	—
Materials	5,766,606	—	—
Telecommunication services	3,087,423	—	—
Utilities	11,812,390	—	—
Total common stocks	148,280,629	377,958	—
Investment companies	1,823,456	—	—
Short-term investments	5,112,685	28,194,260	—

Totals by level	$155,216,770	$28,572,218	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 27, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 27, 2012